COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ASSET MANAGEMENT - 2.4%
5,122	Brookfield Asset Management Ltd.	$ 263,783
3,043	Hamilton Lane, Inc., Class A	331,139
		594,922
	BANKING - 3.2%
1,230	JPMorgan Chase & Company	437,904
2,182	Popular, Inc.	366,991
		804,895
	BIOTECH & PHARMA - 3.2%
387	Eli Lilly & Company	447,655
451	Regeneron Pharmaceuticals, Inc.	360,385
		808,040
	CHEMICALS - 2.4%
3,881	Corteva, Inc.	328,449
905	Ecolab, Inc.	256,296
		584,745
	COMMERCIAL SUPPORT SERVICES - 2.5%
1,636	Cintas Corporation	330,129
1,873	Waste Connections, Inc.	309,644
		639,773
	CONSTRUCTION MATERIALS - 1.1%
1,043	Vulcan Materials Company	281,172

	CONSUMER SERVICES - 1.3%
9,880	Perdoceo Education Corporation	328,411

	DATA CENTER REIT - 1.5%
348	Equinix, Inc.	364,258

	E-COMMERCE DISCRETIONARY - 1.4%
3,455	eBay, Inc.	357,800

	ELECTRIC UTILITIES - 2.4%
3,818	NextEra Energy, Inc.	314,375

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
2,687	NRG Energy, Inc.	$ 295,892
		610,267
	ELECTRICAL EQUIPMENT - 4.9%
3,588	Amphenol Corporation, Class A	568,877
10,470	Napco Security Technologies, Inc.	379,433
1,171	Vertiv Holdings Company, Class A	302,961
		1,251,271
	HEALTH CARE FACILITIES & SERVICES - 4.3%
1,058	Cencora, Inc.	342,368
3,399	Encompass Health Corporation	408,593
1,818	Ensign Group, Inc. (The)	313,169
		1,064,130
	HEALTH CARE REIT - 1.4%
9,085	CareTrust REIT, Inc.	353,861

	INDUSTRIAL INTERMEDIATE PROD - 1.4%
759	Valmont Industries, Inc.	356,472

	INDUSTRIAL SUPPORT SERVICES - 1.6%
1,160	WESCO International, Inc.	394,864

	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
2,053	Morgan Stanley	437,946
3,897	Nasdaq, Inc.	384,283
		822,229
	INSURANCE - 3.2%
1,636	Allstate Corporation (The)	421,762
1,399	Primerica, Inc.	402,422
		824,184
	INTERNET MEDIA & SERVICES - 4.1%
1,881	Alphabet, Inc., Class A	638,318
1,905	Booking Holdings, Inc.	379,266
		1,017,584

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 1.2%
885	Marriott International Inc, Class A	$ 302,458

	MEDICAL EQUIPMENT & DEVICES - 4.2%
4,279	LeMaitre Vascular, Inc.	343,518
1,431	ResMed, Inc.	343,583
1,549	STERIS PLC	360,360
		1,047,461
	OIL & GAS PRODUCERS - 3.4%
1,488	Cheniere Energy, Inc.	434,035
2,023	Diamondback Energy, Inc.	405,571
		839,606
	PUBLISHING & BROADCASTING - 1.6%
5,944	New York Times Company (The), Class A	399,853

	RETAIL - CONSUMER STAPLES - 1.4%
2,031	PriceSmart, Inc.	345,290

	RETAIL - DISCRETIONARY - 3.8%
2,271	Ross Stores, Inc.	519,014
1,873	Williams-Sonoma, Inc.	427,512
		946,526
	SEMICONDUCTORS - 10.9%
1,439	Broadcom, Inc.	532,919
1,264	Lam Research Corporation	381,083
324	Monolithic Power Systems, Inc.	410,757
3,802	NVIDIA Corporation	839,407
1,359	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	564,420
		2,728,586
	SOFTWARE - 5.7%
8,063	Clear Secure, Inc., Class A	355,981
2,095	Microsoft Corporation	1,062,773
		1,418,754
	TECHNOLOGY HARDWARE - 6.8%
2,047	Apple, Inc.	648,592

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 6.8% (Continued)
941	Motorola Solutions, Inc.	$ 456,667
1,288	TD SYNNEX Corporation	325,671
601	Western Digital Corporation	270,781
		1,701,711
	TECHNOLOGY SERVICES - 9.1%
4,333	Booz Allen Hamilton Holding Corporation	327,791
2,214	Broadridge Financial Solutions, Inc.	403,789
2,294	Jack Henry & Associates, Inc.	385,186
569	MSCI, Inc.	324,694
4,758	TransUnion	404,002
1,201	Visa, Inc., Class A	455,623
		2,301,085
	TOBACCO & CANNABIS - 2.7%
2,080	Philip Morris International, Inc.	389,584
3,566	Turning Point Brands, Inc.	288,739
		678,323
	TRANSPORTATION & LOGISTICS - 1.6%
1,479	JB Hunt Transport Services, Inc.	392,630

	TRANSPORTATION EQUIPMENT - 1.8%
1,541	Westinghouse Air Brake Technologies Corporation	440,618

	TOTAL COMMON STOCKS (Cost $17,987,088)	25,001,779

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
52,154	Northern Institutional Treasury Portfolio, 3.55% (Cost $52,154)(a)	52,154

	TOTAL INVESTMENTS - 100.0% (Cost $18,039,242)	$ 25,053,933
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(6,865)
	NET ASSETS - 100.0%	$ 25,047,068

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

ADR	- American Depositary Receipt
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 1.8%
21,751	Hexcel Corporation	$ 2,015,665

	ASSET MANAGEMENT - 3.2%
19,242	Cohen & Steers, Inc.	1,552,252
19,251	Hamilton Lane, Inc., Class A	2,094,894
		3,647,146
	AUTOMOTIVE - 0.5%
21,380	Garrett Motion, Inc.	576,191

	BANKING - 4.5%
60,087	Home BancShares, Inc.	1,770,162
9,965	Popular, Inc.	1,676,013
40,944	ServisFirst Bancshares, Inc.	1,762,230
		5,208,405
	CHEMICALS - 1.4%
25,882	Solstice Advanced Materials, Inc.	1,640,660

	COMMERCIAL SUPPORT SERVICES - 1.5%
41,479	GFL Environmental, Inc.	1,754,147

	CONSTRUCTION MATERIALS - 1.6%
5,157	Carlisle Companies, Inc.	1,787,313

	CONSUMER SERVICES - 1.5%
52,468	Perdoceo Education Corporation	1,744,036

	CONTAINERS & PACKAGING - 1.4%
12,057	AptarGroup, Inc.	1,586,942

	ELECTRICAL EQUIPMENT - 8.2%
20,964	AAON, Inc.	1,592,635
5,044	Acuity, Inc.	1,673,549
6,809	BWX Technologies, Inc.	1,036,943
26,804	Cognex Corporation	1,633,972

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRICAL EQUIPMENT - 8.2% (Continued)
4,367	Littelfuse, Inc.	$ 1,799,989
43,453	Napco Security Technologies, Inc.	1,574,737
		9,311,825
	FORESTRY, PAPER & WOOD PRODUCTS - 1.3%
16,929	UFP Industries, Inc.	1,430,839

	GAS & WATER UTILITIES - 1.5%
12,500	Chesapeake Utilities Corporation	1,669,250

	HEALTH CARE FACILITIES & SERVICES - 8.6%
3,733	Chemed Corporation	1,936,344
14,303	Encompass Health Corporation	1,719,364
11,515	Ensign Group, Inc. (The)	1,983,574
8,809	Quest Diagnostics, Inc.	2,116,802
25,213	U.S. Physical Therapy, Inc.	1,960,059
		9,716,143
	HEALTH CARE REIT - 1.6%
47,144	CareTrust REIT, Inc.	1,836,259

	HOTEL REIT - 1.9%
16,387	Ryman Hospitality Properties, Inc.	2,077,216

	INDUSTRIAL INTERMEDIATE PROD - 3.2%
12,500	AZZ, Inc.	1,714,500
4,085	Valmont Industries, Inc.	1,918,561
		3,633,061
	INDUSTRIAL REIT - 1.5%
26,082	Terreno Realty Corporation	1,726,889

	INDUSTRIAL SUPPORT SERVICES - 1.3%
4,400	WESCO International, Inc.	1,497,760

	INSURANCE - 2.8%
4,380	Kinsale Capital Group, Inc.	1,637,682

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 2.8% (Continued)
5,364	Primerica, Inc.	$ 1,542,955
		3,180,637
	LEISURE FACILITIES & SERVICES - 3.7%
17,322	Churchill Downs, Inc.	1,515,329
25,836	Travel + Leisure Company	1,776,482
6,939	Wingstop, Inc.	759,682
		4,051,493
	LEISURE PRODUCTS - 1.4%
21,505	Brunswick Corporation	1,632,230

	MACHINERY - 3.4%
6,693	Nordson Corporation	2,153,272
17,766	Veralto Corporation	1,751,195
		3,904,467
	MEDICAL EQUIPMENT & DEVICES - 3.5%
25,797	LeMaitre Vascular, Inc.	2,070,984
8,310	STERIS PLC	1,933,238
		4,004,222
	METALS & MINING - 1.8%
7,628	Royal Gold, Inc.	1,994,494

	OIL & GAS PRODUCERS - 5.1%
14,370	DT Midstream, Inc.	1,882,757
51,819	Excelerate Energy, Inc., Class A	2,053,069
31,987	Matador Resources Company	1,855,566
		5,791,392
	PUBLISHING & BROADCASTING - 1.5%
25,098	New York Times Company (The), Class A	1,688,342

	REAL ESTATE SERVICES - 1.5%
12,106	FirstService Corporation	1,686,850

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	RETAIL - CONSUMER STAPLES - 1.7%
11,158	PriceSmart, Inc.	$ 1,896,972

	RETAIL - DISCRETIONARY - 3.8%
7,775	Dick's Sporting Goods, Inc.	1,050,403
8,233	FirstCash Holdings, Inc.	1,765,732
17,913	Patrick Industries, Inc.	1,463,850
		4,279,985
	SEMICONDUCTORS - 3.5%
18,242	Kulicke & Soffa Industries, Inc.	1,460,455
24,556	Power Integrations, Inc.	1,261,687
15,354	Universal Display Corporation	1,276,992
		3,999,134
	SOFTWARE - 5.1%
52,637	Bentley Systems, Inc., Class B	1,934,410
44,418	Clear Secure, Inc., Class A	1,961,054
50,242	Pegasystems, Inc.	1,849,408
		5,744,872
	STEEL - 1.4%
4,183	Reliance, Inc.	1,606,481

	TECHNOLOGY HARDWARE - 1.5%
6,545	TD SYNNEX Corporation	1,654,903

	TECHNOLOGY SERVICES - 8.3%
26,780	Booz Allen Hamilton Holding Corporation	2,025,907
12,647	Jack Henry & Associates, Inc.	2,123,558
46,037	KBR, Inc.	1,726,388
8,809	Morningstar, Inc.	1,928,642
20,767	TransUnion	1,763,326
		9,567,821
	TOBACCO & CANNABIS - 1.4%
19,635	Turning Point Brands, Inc.	1,589,846

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5%
9,547	Landstar System, Inc.	$ 1,724,475

	TOTAL COMMON STOCKS (Cost $105,208,808)	112,858,363

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
661,843	Northern Institutional Treasury Portfolio, 3.55% (Cost $661,843)(a)	661,843

	TOTAL INVESTMENTS - 100.0% (Cost $105,870,651)	$ 113,520,206
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(45,759)
	NET ASSETS - 100.0%	$ 113,474,447

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.6%
	Australia - 7.2%
359	Breville Group Ltd.	$ 8,328
562	Sims Ltd.	9,779
3,192	Steadfast Group Ltd.	13,310
3,229	Ventia Services Group Pty Ltd.	12,594
3,567	Westgold Resources Ltd.(a)	16,285
		60,296
	Belgium - 1.1%
371	Warehouses De Pauw CVA	9,050

	Canada - 14.3%
186	Atco Ltd., Class I	9,985
187	BRP, Inc.	11,546
486	Enerflex Ltd.	9,910
47	FirstService Corporation	6,541
166	Granite Real Estate Investment Trust	10,616
61	Mainstreet Equity Corporation	7,447
331	OR Royalties, Inc.	12,225
109	Sprott, Inc.	14,327
67	TFI International, Inc.	9,002
253	TMX Group Ltd.	9,863
67	Toromont Industries Ltd.	9,681
214	Tourmaline Oil Corporation	9,749
		120,892
	Denmark - 2.4%
121	Chemometec A/S	9,311
168	Royal Unibrew A/S	11,148
		20,459
	Finland - 1.2%
524	Puuilo OYJ	10,374

	France - 2.3%
43	Gaztransport Et Technigaz S.A.	10,510
52	Nexans S.A.	8,425
		18,935

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	Germany - 4.5%
69	AlzChem Group A.G.	$ 13,194
116	Hensoldt AG	11,566
145	Scout24 A.G. 144A(b)	13,408
		38,168
	Italy - 4.8%
128	Banca Generali SpA	9,819
196	Interpump Group SpA	8,542
319	Lottomatica Group Spa 144A(b)	9,394
191	SOL SpA	12,493
		40,248
	Japan - 32.3%
378	Aica Kogyo Company Ltd.	9,805
580	Asahi Intecc Company Ltd.	13,687
464	Asics Corporation	13,011
323	BayCurrent, Inc.	16,574
998	Chiba Bank Ltd. (The)	17,512
60	Horiba Ltd.	8,741
837	Hulic Company Ltd.	9,337
791	Japan Elevator Service Holdings Company Ltd.	7,716
238	JCU Corporation	8,035
881	Kotobuki Spirits Co Ltd	15,304
199	Kurita Water Industries Ltd.	9,996
733	Mani, Inc.	7,200
29	Maruwa Company Ltd.	9,564
158	Micronics Japan Company Ltd.	12,540
1,208	Mitsubishi UFJ Lease & Finance Company Ltd.	10,518
474	Nichias Corporation	10,256
1,081	Nomura Real Estate Holdings, Inc.	6,293
191	PILLAR Corp	12,065
1,141	Rakus Co Ltd	8,309
654	Rohto Pharmaceutical Company Ltd.	12,529
906	Santen Pharmaceutical Company Ltd.	10,649
140	Seiko Group Corporation	10,284
254	Shibaura Mechatronics Corporation	6,382

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	Japan - 32.3% (Continued)
1,793	Simplex Holdings, Inc.	$ 14,004
864	USS Company Ltd.	10,775
		271,086
	Luxembourg - 1.3%
285	Subsea 7 S.A.	10,520

	Netherlands - 2.2%
218	Arcadis N.V.	11,301
213	Technip Energies N.V.	7,461
		18,762
	Norway - 1.3%
513	Sparebanken Norge	11,208

	Singapore - 1.1%
1,347	iFAST Corp Ltd.	9,402

	Spain - 1.5%
118	Vidrala S.A.	12,304

	Sweden - 5.2%
271	AddTech A.B.	9,545
853	Bravida Holding A.B. 144A(b)	12,413
197	Loomis A.B.(a)	11,124
1,330	Wihlborgs Fastigheter A.B.(a)	10,680
		43,762
	Switzerland - 2.8%
45	Huber + Suhner A.G.	9,256
64	VZ Holding A.G.	14,180
		23,436
	United Kingdom - 9.1%
117	Diploma plc	11,499
213	Halma PLC	10,357
447	Hill & Smith Holdings plc	17,994
694	Howden Joinery Group plc	7,376

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	United Kingdom - 9.1% (Continued)
4,177	Premier Foods PLC	$ 11,176
1,029	Safestore Holdings PLC	8,142
97	Spirax-Sarco Engineering plc	9,232
		75,776

	TOTAL COMMON STOCKS (Cost $662,817)	794,678

	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND - 3.8%
32,134	Northern Institutional Treasury Portfolio, 3.55% (Cost $32,134)(c)	32,134

	TOTAL INVESTMENTS - 98.4% (Cost $694,951)	$ 826,812
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%	13,225
	NET ASSETS - 100.0%	$ 840,037

A/S	- Anonim Sirketi
A.B.	- Aktiebolag
A.G.	- Aktiengegesellschaft
CVR	-Commanditaire Vennootschap op Aandelen
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SpA	- Société per Azioni

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is 35,215 or 4.2% of net assets.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2026.